UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:


/s/ Benj. A. Smith III               Holland, MI                02/05/07
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      63

Form 13F Information Table Value Total:  $121,174
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                               December 31, 2006

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

ALLIANCE BANKSHARES CP COM         COM      018535104       577      36875   SH         Sole              32275               4600
ALLSCRIPTS HLTHCAR SOL COM         COM      01988P108      1406      52110   SH         Sole              15200              36910
AMERICAN CAPITAL STRAT COM         COM      024937104       923      19945   SH         Sole              15300               4645
AMERICAN INTL GROUP COM            COM      026874107      3683      51395   SH         Sole              19671              31724
AMGEN INC COM                      COM      031162100      3171      46420   SH         Sole               7420              39000
AUTODESK INC.                      COM      052769106       844      20865   SH         Sole                900              19965
BANK OF AMERICA CORP NEW COM       COM      060505104      3120      58445   SH         Sole              14744              43701
BANKATLANTIC BANCORP CL A          COM      065908501       193      14000   SH         Sole              14000
BERKSHIRE HATHAWAY INC CL B        COM      084670207       301         82   SH         Sole                                    82
BEST BUY INC COM                   COM      086516101      3355      68200   SH         Sole              11080              57120
CAPITAL ONE FINL CORP COM          COM      14040H105       384       5000   SH         Sole               5000
CISCO SYSTEMS INC.                 COM      17275R102      5962     218166   SH         Sole              31498             186668
COACH INC COM                      COM      189754104      1749      40712   SH         Sole               6710              34002
COBIZ INC COM                      COM      190897108       441      20000   SH         Sole              20000
COGNIZANT TECH SOLUTNS CL A        COM      192446102      2930      37975   SH         Sole               6450              31525
CRESCENT FINL CORP COM             COM      225744101       352      27500   SH         Sole              27500
DEARBORN BANCORP INC COM           COM      24242R108       595      31311   SH         Sole              31311
EBAY INC COM                       COM      278642103      1006      33460   SH         Sole               9450              24010
ENTERPRISE FINL SVCS COM           COM      293712105       456      14000   SH         Sole              14000
EXXON MOBIL CORP COM               COM      30231G102      4253  55500.337   SH         Sole               9300          46200.337
FIRST DATA CORP COM                COM      319963104       306      12000   SH         Sole              12000
FIRST MIDWEST BANCORP              COM      320867104       751      19421   SH         Sole              17781               1640
FIRSTBANK CORP MICH COM            COM      33761G104       385  18089.555   SH         Sole           13293.95            4795.61
FISERV INC.                        COM      337738108      5276     100646   SH         Sole              27301              73345
GATEWAY FINL HLDGS INC COM         COM      368140109       416      29000   SH         Sole              19600               9400
GENERAL ELECTRIC                   COM      369604103      4224     113514   SH         Sole              20350              93164
GENTEX CORP COM                    COM      371901109       456  29328.477   SH         Sole              16270          13058.477
GOOGLE INC CL A                    COM      38259P508       864       1876   SH         Sole                585               1291
HUNTINGTON BANCSHARES COM          COM      446150104      3567     150191   SH         Sole                                150191
INDEPENDENT BANK CORPORATION       COM      453838104       997      39418   SH         Sole              25333              14085
INTUITIVE SURGICAL INC COM NEW     COM      46120E602      1313      13695   SH         Sole               3575              10120
IRWIN FINL CORP COM                COM      464119106       444      19600   SH         Sole              19600
JOHNSON & JOHNSON COM              COM      478160104      4720  71492.905   SH         Sole               9180          62312.905
LAKELAND FINL CORP COM             COM      511656100       991      38800   SH         Sole              31100               7700
LOWES COS INC COM                  COM      548661107      4184     134328   SH         Sole              19020             115308
MACATAWA BANK CORPORATION          COM      554225102      6911     325058   SH         Sole             325058
MAF BANCORP INC.                   COM      55261R108       753      16853   SH         Sole              15503               1350
MARSHALL & ILSLEY CORP             COM      571834100       634      13175   SH         Sole                650              12525
MB FINANCIAL INC NEW COM           COM      55264U108      1396      37123   SH         Sole              33403               3720
MERCANTILE BANK CORP COM           COM      587376104       505      13397   SH         Sole                                 13397
MIDWEST BANK HOLDINGS              COM      598251106       475      20000   SH         Sole              20000
MORNINGSTAR INC COM                COM      617700109      2864      63573   SH         Sole              23450              40123
NATIONAL CITY CORP COM             COM      635405103       440   12045.36   SH         Sole                              12045.36
OAK HILL FINL INC COM              COM      671337103       476      17000   SH         Sole              17000
PINNACLE FINL PARTNERS COM         COM      72346Q104      1184      35690   SH         Sole              25935               9755
POWERSHARES ETF TRUST DYN BIOT     COM      73935X856      1276      72085   SH         Sole              11450              60635
POWERSHARES ETF TRUST WNDRHLL      COM      73935X500      1625      93810   SH         Sole              14950              78860
REPUBLIC BANCORP INC COM           COM      760282103       648      48173   SH         Sole              46081               2092
SCHLUMBERGER LTD COM               COM      806857108      2950      46705   SH         Sole               8510              38195
SEI INVESTMENTS CO COM             COM      784117103      1906      32005   SH         Sole              14450              17555
SIMON PROPERTY GROUP               COM      828806109       203       2000   SH         Sole                                  2000
STERICYCLE INC COM                 COM      858912108      3971      52595   SH         Sole               9770              42825
STRYKER CORP COM                   COM      863667101      3644      66125   SH         Sole              10550              55575
TEVA PHARMACEUTICAL INDS. ADR      COM      881624209      3795     122105   SH         Sole              20650             101455
TOWER FINANCIAL                    COM      891769101      1925     108016   SH         Sole              59000              49016
UNITED NAT FOOD INC COM            COM      911163103      3185      88660   SH         Sole              13800              74860
WALGREEN COMPANY                   COM      931422109      4540      98942   SH         Sole              16050              82892
WELLS FARGO & CO NEW COM           COM      949746101      5100     143412   SH         Sole              20748             122664
WHOLE FOODS MKT INC COM            COM      966837106      1173      25000   SH         Sole               8180              16820
WINTRUST FINL CORP COM             COM      97650W108      1746      36370   SH         Sole              17400              18970
XTO ENERGY INC COM                 COM      98385x106      1177      25015   SH         Sole               4610              20405
ZIONS BANCORPORATION COM           COM      989701107       231       2800   SH         Sole               1600               1200
VANGUARD INDEX FDS MID CAP VIP     ETF      922908629      1846      25421   SH         Sole               1600              23821




REPORT SUMMARY                     63 DATA RECORDS       121174               0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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